Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,941	$ 1,858
Other intangible assets subject to amortization, Accumulated Amortization	1,429	1,330
Other intangible assets subject to amortization, Net	512	528
Total other intangible assets, Gross	2,215	2,140
Total other intangible assets, Net	$ 786	810
Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years
Trademarks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	$ 274	282
Dealer networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	278	289
Other intangible assets subject to amortization, Accumulated Amortization	155	143
Other intangible assets subject to amortization, Net	$ 123	146
Other intangible assets subject to amortization, Weighted Average Life	15 years
Patents, concessions and licenses and other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,663	1,569
Other intangible assets subject to amortization, Accumulated Amortization	1,274	1,187
Other intangible assets subject to amortization, Net	$ 389	$ 382
Patents, concessions and licenses and other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Patents, concessions and licenses and other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years